OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
OTHER EXPENSES, NET
OTHER EXPENSES, NET
Other expenses, net are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Other expenses	18,257	11,830	30,249
Other income	(15,062)	(4,963)	(5,748)
Other expenses, net	3,195	6,867	24,501

Other expenses primarily include indirect taxes, provisions and other miscellaneous expenses. In 2016 provisions recorded within other expenses were higher due to disputes with a distributor.
Other income primarily include rental income, gains on the disposal of property plant and equipment and other miscellaneous income. In 2018 other income was higher due to a favorable ruling on a prior year’s legal dispute.